COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
2015	$16,520
2016	13,324
2017	12,429
2018	11,779
2019	9,883
2020 and thereafter	24,074

$88,009